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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72221

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alex R. Lieblong
Title:   President
Phone:   (501) 219-2003

Signature, Place, and Date of Signing:

/s/ Alex R. Lieblong              Little Rock, AR                 May 11, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           22
Form 13F Information Table Value Total:  $   269,660
                                          (thousands)

List of Other Included Managers:               None.

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                          FORM 13F INFORMATION TABLE

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
                                                                                                              Voting Authority
                                                             Value              Sh/Prn  Investment  Other   ---------------------
Name                             Title of Class    CUSIP    (x$1000)  Shares   Put/Call Discretion Managers   Sole    Shared None
----                             -------------- ----------- -------- --------- -------- ---------- -------- --------- ------ ----
Advance America Cash Advance      Common Stock  00739W-10-7 $ 3,794    246,500    SH       Sole      N/A      246,500
Americredit Corp.                 Common Stock  03060R-10-1 $26,680  1,167,100    SH       Sole      N/A    1,167,100
B Wtd Mirant Corp                 Warrant       60467R-12-6 $ 3,198    145,100    SH       Sole      N/A      145,100
Comcast Corp.                     Common Stock  20030N-20-0 $38,969  1,530,000    SH       Sole      N/A    1,530,000
Eschelon Telecom Inc.             Common Stock  296290-10-9 $ 6,944    240,263    SH       Sole      N/A      240,263
General Communication Inc.        Common Stock  369385-10-9 $10,803    771,610    SH       Sole      N/A      771,610
Global Crossing Ltd New           Common Stock  G3921A-17-5 $ 9,027    328,269    SH       Sole      N/A      328,269
Home Bancshares                   Common Stock  436893-20-0 $ 7,561    342,900    SH       Sole      N/A      342,900
Innovative Solutions & Support    Common Stock  45769N-10-5 $ 5,101    201,470    SH       Sole      N/A      201,470
Level 3 Communications            Common Stock  52729N-10-0 $24,400  4,000,000    SH       Sole      N/A    4,000,000
Lincare Holdings Inc.             Common Stock  532791-10-0 $14,367    392,000    SH       Sole      N/A      392,000
Lodgian Inc.                      Common Stock  54021P-40-3 $38,536  2,884,400    SH       Sole      N/A    2,884,400
Montpelier Re Holdings Ltd        Common Stock  G62185-10-6 $19,984  1,152,500    SH       Sole      N/A    1,152,500
Sprint Nextel Corp.               Common Stock  852061-10-0 $18,012    950,000    SH       Sole      N/A      950,000
Viacell Inc.                      Common Stock  92554J-10-5 $ 3,189    585,179    SH       Sole      N/A      585,179
Willis Lease Finance Corp.        Common Stock  970646-10-5 $ 3,188    309,240    SH       Sole      N/A      309,240
UAL Corporation New               Common Stock  902549-80-7 $13,156    344,656    SH       Sole      N/A      344,656
Murphy Oil Corp                   Common Stock  626717-10-2 $ 9,345    175,000    SH       Sole      N/A      175,000
JB Hunt Trnasport Service         Common Stock  445658-10-7 $ 7,872    300,000    SH       Sole      N/A      300,000
Lakes Entertainment Inc.          Common Stock  51206P-10-9 $ 2,872    257,600    SH       Sole      N/A      257,600
Renaissance Re Holdings LT        Common Stock  G7496G-10-3 $ 2,507     50,000    SH       Sole      N/A       50,000
First Acceptance Corp             Common Stock  318457-10-8 $   155     14,800    SH       Sole      N/A       14,800